FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
                 or fiscal year ending:12/31/99  (b)


Is this a transition report?: (Y/N)  _N_


Is this an amendment to a previous filing? (Y/N)  _N_


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.  A.  Registrant Name: Prudential Variable Contract Account GI-2
    B.  File Number: 811-07545
    C.  Telephone Number:973-716-5674

2.  A.  Street: Prudential Plaza
    B.  City: Newark       C.  State: NJ
    D.  Zip Code:07102     Zip Ext: 3777
    E.  Foreign Country:   Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?(Y/N)  _N_

4.  Is this the last filing on this form by Registrant?(Y/N)   _N_

5.  Is Registrant a small business investment company (SBIC)?(Y/N)  _N_

6.  Is Registrant a unit investment trust(UIT)?(Y/N)  _Y_
    (If answer is "Y" (yes) complete only items 111 through 132)

7.  A. Is Registrant multiple portfolio company?(Y/N)    _N_
       (If answer is "N" (No), go to item 8.)
    B. How many separate series 6r portfolios did Registrant have at the end of the period?



SCREEN NUMBER:  01      PAGE NUMBER: 01

For period ending 12/31/99                            If filing more than one
File number 811-07545                                 Page 2, "X": _____

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATON IS REQUIRED EACH TIME THE FORM IS FILED.


                                                            Is this the
 Series                                                     last filing
 Number     Series Name                                     for this series?
 ------     -----------                                     ----------------

   1                                                             (Y/N)






SCREEN NUMBER:  02      PAGE NUMBER: 02


(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/99               If filing more than one
File number 811-07545                    Page 47, "X": ____

UNIT INVESTMENT TRUSTS

111.* A.  Depositor Name:
      B.  File Number (If any): 801-12484
      C.  City: ____________  State: ____ Zip Code: ________ Zip Ext: ______
          Foreign Country: ___________   Foreign Postal Code:  ____________

111.* A.  Depositor Name:
      B.  File Number (If any): _________
      C.  City: ____________  State: ____ Zip Code: ________ Zip Ext: ______
          Foreign Country: ___________   Foreign Postal Code:  ____________

112.* A.  Sponsor Name:
      B.  File Number (If any): _________
      C.  City: ____________  State: ____ Zip Code: ________ Zip Ext: ______
          Foreign Country: ___________   Foreign Postal Code:  ____________

112.* A.  Sponsor Name:
      B.  File Number (If any): _________
      C.  City: ____________  State: ____ Zip Code: ________ Zip Ext: ______
          Foreign Country: ___________   Foreign Postal Code:  ____________








SCREEN NUMBER: 65       PAGE NUMBER: 47

For period ending 12/31/99                    If filing more than one
File number 811-07545                         Page 48, "X": ____


113.  A. Trustee Name:
 *    B. City: ____________  State: ____ Zip Code: ________ Zip Ext: ______
         Foreign Country: ___________   Foreign Postal Code:  ____________

113.  A. Trustee Name:
 *    B. City: ____________  State: ____ Zip Code: ________ Zip Ext: ______
         Foreign Country: ___________   Foreign Postal Code:  ____________

114.  A. Principal Underwriter Name:_________________________
 *    B. File Number:
      C. City: ____________  State: ____ Zip Code: ________ Zip Ext: ______
         Foreign Country: ___________   Foreign Postal Code:  ____________

114.  A. Principal Underwriter Name:
 *    B. File Number: 8-
      C. City: ____________  State: ____ Zip Code: ________ Zip Ext: ______
         Foreign Country: ___________   Foreign Postal Code:  ____________

115.  A. Independent Public Accountant Name: PriceWaterhouseCoopers, LLP
 *    B. City: ____________  State: ____ Zip Code: ________ Zip Ext: ______
         Foreign Country: ___________   Foreign Postal Code:  ____________

115.  A. Independent Public Accountant Name:
 *    B. City: ____________  State: ____ Zip Code: ________ Zip Ext: ______
         Foreign Country: ___________   Foreign Postal Code:  ____________








SCREEN NUMBER: 56       PAGE NUMBER: 48

For period ending 12/31/99                       If filing more than one
File number 811-07545                            Page 49, "X":6


116. A. Is Registrant part of a family of investment companies?(Y/N)   _N_
 *
     B. Identify the family in 10 letters:
        (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. Is Registrant a separate account of an insurance company?(Y/N)
 *   _______________

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
     B. Variable annuity contracts?(Y/N):
     C. Scheduled premium variable life contracts:
     D. Flexible premium variable life contracts:
     E. Other types of insurance products registered under the Securities Act of 1933?(Y/N)

118. State the number of series existing at the end of the period that had
 *   securities registered under the Securities Act of 1933   1

119. State the number of new series for which registration statements under
 *   the Securities Act of 1933 became effective during the period  0

120. State the total value of the portfolio securities on the date of
 *   deposit for the new series included in item 119 ($000's omitted) _________

121. State the number of series for which a current prospectus was in
 *   existence at the end of the period      1

122. State the number of existing series for which additional units
 *   were registered under the Securities Act of 1933 during the period   1







SCREEN NUMBER: 57       PAGE NUMBER: 49

For period ending 12/31/99                       If filing more than one
File number 811-07545                            Page 50, "X": ______

123. State the total value of the additional units considered in answering item
 *   122 ($000's omitted) $30,622

124. State the total value of units of prior series that were placed in the
 * portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) ______________

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series
     placed in the portfolio of a subsequent series.)($000's omitted)     _$0_

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                     Number of   Total Assets  Total Income
                                     Series      ($000's       Distributions
                                     Investing   omitted)      ($000's omitted)
                                     ---------   --------      ----------------

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities        1         41,570
K.  Other securities
L.  Total assets of all series of                41,570
    registrant







SCREEN NUMBER: 58       PAGE NUMBER:50

For period ending 12/31/99                        If filing more than one
File number 811-07545                             Page 51, "X"_______

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N)

129. Is the issuer of any instrument covered in item 128 delinquent or in
 * default as to payment of principal or interest at the end of the current period? (Y/N) __________

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N) _________

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000's omitted)   $107

132. List the "811" (Investment Company Act of 1940) registration number for all
 *   Series of Registrant that are being included in this filing:


          811-07545           811-             811-              811-
          811-                811-             811-              811-
          811-                811-             811-              811-
          811-                811-             811-              811-
          811-                811-             811-              811-
          811-                811-             811-              811-
          811-                811-             811-              811-
          811-                811-             811-              811-







SCREEN NUMBER: 59       PAGE NUMBER:51

This report is signed on behalf of the registrant in the city of Livingston and State of New Jersey on the 25th day of February, 1999.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA


BY: /S/ Tucker Marr                             WITNESS: /S/ Peter Zenchak

        Tucker Marr                                          Peter Zenchak
        Vice President and Assistant Controller              Director, Finance